Advances for vessels under construction and acquisition of vessels	6 Months Ended
Jun. 30, 2016
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels:
6.      Advances for vessels under construction and acquisition of vessels:
	December 31, 2015	June 30, 2016

Pre-delivery Yard installments and Fair value adjustment	$65,009	$26,054
Bareboat capital leases - upfront hire & handling fees	54,428	25,272
Capitalized interest and finance costs	6,301	3,552
Other capitalized costs	2,172	1,014
Total	$127,910	$55,892

During the six-month period ended June 30, 2016, the Company terminated two shipbuilding contacts, leaving the Company with no future capital expenditure obligations with respect to these two newbuildings. Following the Company's impairment evaluation as of December 31, 2015, an additional impairment charge of $1,068 was recorded in the six-month period ended June 30, 2016 in order to totally impair the cost of these advances.
As summarized in the relevant table of Note 1, as of June 30, 2016 the Company was party to five newbuilding contracts (three of which are subject to capital bareboat leases) for the construction of dry bulk carriers of various types. As of June 30, 2016, the total aggregate remaining contracted price for the five newbuilding vessels plus agreed additional amounts was $193,395, payable in periodic installments up to their deliveries, of which $83,492 is payable during the next twelve-month period ending June 30, 2017 and the remaining $109,903 is payable during the twelve months ending June 30, 2018.
As a result of the renegotiation of prices and delivery dates of certain of the Company's newbuilding vessels, as disclosed in the Company's consolidated financial statements for the year ended December 31, 2015, included in the Company's 2015 20-F Annual Report, the Company as of June 30, 2016 is entitled to receive a refund of $5,492 from the shipyards, $1,604 of which is separately reflected in the accompanying relevant consolidated balance sheet under “Other non-current assets,” and the remaining $3,888 of which is included under “Prepaid expenses and other receivables.”